Related parties (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions held with Related parties
Revenues	R$ 71,130	R$ 34,563	R$ 31,682
Finance costs	63,494	42,242	36,573
Cost Sharing	57,978	43,452	35,232
Sublease	10,140	13,071	13,047
Cogna Educação S.A.
Transactions held with Related parties
Revenues	0	0	0
Finance costs	63,494	42,242	36,573
Cost Sharing	0	0	0
Sublease	0	0	0
Editora Atica S.A.
Transactions held with Related parties
Revenues	23,934	12,833	16,286
Finance costs	0	0	0
Cost Sharing	57,978	43,452	5,757
Sublease	8,535	9,700	8,551
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Revenues	606	622	0
Finance costs	0	0	0
Cost Sharing	0	0	29,475
Sublease	0	0	0
Editora Scipione S.A.
Transactions held with Related parties
Revenues	4,073	3,781	3,096
Finance costs	0	0	0
Cost Sharing	0	0	0
Sublease	0	0	0
Maxiprint Editora Ltda.
Transactions held with Related parties
Revenues	30,809	9,884	6,665
Finance costs	0	0	0
Cost Sharing	0	0	0
Sublease	0	0	0
Saber Serviços Educacionais S.A.
Transactions held with Related parties
Revenues	0	0	41
Finance costs	0	0	0
Cost Sharing	0	0	0
Sublease	0	0	0
Saraiva Educacao S.A.
Transactions held with Related parties
Revenues	11,362	5,613	4,090
Finance costs	0	0	0
Cost Sharing	0	0	0
Sublease	1,605	2,775	1,905
Somos Idiomas Ltda
Transactions held with Related parties
Revenues	0	0	641
Finance costs	0	0	0
Cost Sharing	0	0	0
Sublease	0	596	2,591
SSE Serviços Educacionais Ltda.
Transactions held with Related parties
Revenues	0	1,830	863
Finance costs	0	0	0
Cost Sharing	0	0	0
Sublease	0	0	0
Others
Transactions held with Related parties
Revenues	346	0	0
Finance costs	0	0	0
Cost Sharing	0	0	0
Sublease	R$ 0	R$ 0	R$ 0